Summarized Financial Information of Citizens Holding Company - Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) - USD ($)		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
ASSETS
Other assets		$ 6,294,966		$ 6,417,275
Total assets		1,025,211,907		973,504,542
Liabilities
Other liabilities		1,308,464		1,477,617
Shareholders' equity		85,059,395		86,425,336		$ 81,857,786	$ 66,266,202
Total liabilities and stockholders' equity		1,025,211,907		973,504,542
Citizens Holding Company [Member]
ASSETS
Cash		1,444,895	[1]	2,196,895	[1]	$ 1,688,497	$ 1,750,766
Investment in bank subsidiary	[1]	82,996,430		83,753,973
Other assets	[1]	618,070		474,468
Total assets		85,059,395		86,425,336
Liabilities
Other liabilities		0		0
Shareholders' equity		85,059,395		86,425,336
Total liabilities and stockholders' equity		$ 85,059,395		$ 86,425,336

[1]	Fully or partially eliminates in consolidation.